PREPAID LAND LEASE PAYMENTS (Schedule of Estimated Annual Amortization Expenses) (Details) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
PREPAID LAND LEASE PAYMENTS [Abstract]
2017	¥ 2,144	$ 309
2018	2,144	309
2019	2,144	309
2020	2,144	309
2021	¥ 2,144	$ 309